Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment
Property, plant and equipment

11 Property, plant and equipment

		Leasehold	Office	Store operating	Motor		Construction
	Apartments	improvements	equipment	equipment	vehicles	Moulds	in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost:
At July 1, 2022	242,639	168,120	51,043	46,791	2,347	26,409	58,804	596,153
Acquisition of a subsidiary (Note 24(a))	—	451	888	—	—	—	—	1,339
Additions	—	8,710	7,348	5,348	675	19,585	155,331	196,997
Transfer from construction in progress	—	36,419	—	—	—	—	(36,419)	—
Disposals	—	(75,541)	(5,611)	(5,191)	—	(253)	(2,084)	(88,680)
Exchange adjustments	—	9,112	380	(225)	67	—	757	10,091

At June 30, 2023	242,639	147,271	54,048	46,723	3,089	45,741	176,389	715,900

Additions	—	18,980	9,177	10,479	306	11,607	254,784	305,333
Transfer from construction in progress	—	75,184	—	—	—	—	(75,184)	—
Disposals	—	(12,467)	(791)	(6,830)	—	(6,445)	—	(26,533)
Exchange adjustments	—	(2,685)	(596)	(541)	(26)	—	(504)	(4,352)

At December 31, 2023	242,639	226,283	61,838	49,831	3,369	50,903	355,485	990,348

Additions	—	139,312	32,187	24,352	2,067	21,792	626,541	846,251
Transfer from construction in progress	—	353,298	—	—	—	—	(353,298)	—
Disposals	—	(12,810)	(12,200)	(3,619)	—	(5,909)	—	(34,538)
Exchange adjustments	—	6,405	(1,998)	1,825	(8)	—	1,060	7,284

At December 31, 2024	242,639	712,488	79,827	72,389	5,428	66,786	629,788	1,809,345

Accumulated depreciation:
At July 1, 2022	(7,538)	(56,016)	(24,035)	(26,651)	(1,456)	(17,225)	—	(132,921)
Charge for the year	(8,712)	(24,270)	(10,981)	(4,690)	(475)	(21,578)	—	(70,706)
Written back on disposals	—	44,866	3,058	3,857	—	63	—	51,844
Exchange adjustments	—	(3,084)	(887)	587	(18)	—	—	(3,402)

At June 30, 2023	(16,250)	(38,504)	(32,845)	(26,897)	(1,949)	(38,740)	—	(155,185)

Charge for the period	(4,357)	(39,815)	(5,530)	(1,206)	(232)	(8,512)	—	(59,652)
Written back on disposals	—	9,226	322	3,866	—	6,100	—	19,514
Exchange adjustments	—	(270)	510	236	14	—	—	490

At December 31, 2023	(20,607)	(69,363)	(37,543)	(24,001)	(2,167)	(41,152)	—	(194,833)

Charge for the year	(8,278)	(109,297)	(12,211)	(8,363)	(457)	(18,608)	—	(157,214)
Written back on disposals	—	3,703	8,343	85	—	5,765	—	17,896
Exchange adjustments	—	(5,142)	641	(346)	—	—	—	(4,847)

At December 31, 2024	(28,885)	(180,099)	(40,770)	(32,625)	(2,624)	(53,995)	—	(338,998)

Impairment:
At July 1, 2022	—	(38,716)	(1,422)	(3,200)	—	—	—	(43,338)
Addition	—	(5,640)	(591)	(1,017)	—	—	—	(7,248)
Written back on disposals	—	24,875	—	1,140	—	—	—	26,015
Exchange adjustments	—	(2,031)	197	324	—	—	—	(1,510)

At June 30, 2023	—	(21,512)	(1,816)	(2,753)	—	—	—	(26,081)

Addition	—	(3,459)	—	(1,088)	—	—	—	(4,547)
Written back on disposals	—	2,701	—	1,167	—	—	—	3,868
Exchange adjustments	—	351	158	42	—	—	—	551

At December 31, 2023	—	(21,919)	(1,658)	(2,632)	—	—	—	(26,209)

Addition	—	(5,801)	—	(3,045)	—	—	—	(8,846)
Written back on disposals	—	1,662	—	—	—	—	—	1,662
Exchange adjustments	—	(545)	150	380	—	—	—	(15)

At December 31, 2024	—	(26,603)	(1,508)	(5,297)	—	—	—	(33,408)

Net book value:
At June 30, 2023	226,389	87,255	19,387	17,073	1,140	7,001	176,389	534,634

At December 31, 2023	222,032	135,001	22,637	23,198	1,202	9,751	355,485	769,306

At December 31, 2024	213,754	505,786	37,549	34,467	2,804	12,791	629,788	1,436,939

The Group had leasehold improvements and store operating equipment related to self-operated stores amounting to RMB71,990,000, RMB128,879,000 and RMB475,771,000 as at June 30, 2023 and December 31, 2023 and 2024, respectively.

In addition, certain of the store - level assets are measured at fair value based on unobservable inputs (Level 3) on a non - recurring basis, if determined to be impaired. The fair value of store - level assets, if determined to be impaired, are primarily represented by the price market participant would pay to sub - lease the operating lease right - of - use assets, which reflects the highest and best use of the assets. Significant unobservable inputs used in the fair value measurement include market rental prices. The direct comparison approach is used as the valuation technique by assuming a sub - lease of each of the properties in its existing state with vacant possession. By making reference to lease transactions as available in the relevant market, comparable properties in close proximity have been selected and adjustments have been made to account for any difference in factors such as location and property size.